Shareholder Report, Holdings (Details)	Jun. 30, 2024
Appreciation Portfolio | Initial Shares | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Appreciation Portfolio | Initial Shares | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Appreciation Portfolio | Initial Shares | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Appreciation Portfolio | Initial Shares | Novo Nordisk A/S, ADR
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Appreciation Portfolio | Initial Shares | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Appreciation Portfolio | Initial Shares | Visa, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Appreciation Portfolio | Initial Shares | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Appreciation Portfolio | Initial Shares | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Appreciation Portfolio | Initial Shares | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Appreciation Portfolio | Initial Shares | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Appreciation Portfolio | Initial Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Appreciation Portfolio | Initial Shares | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Appreciation Portfolio | Initial Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Appreciation Portfolio | Initial Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Appreciation Portfolio | Initial Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Appreciation Portfolio | Initial Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Appreciation Portfolio | Initial Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Appreciation Portfolio | Initial Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Appreciation Portfolio | Initial Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Appreciation Portfolio | Initial Shares | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Appreciation Portfolio | Initial Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Appreciation Portfolio | Service Shares | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Appreciation Portfolio | Service Shares | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Appreciation Portfolio | Service Shares | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Appreciation Portfolio | Service Shares | Novo Nordisk A/S, ADR
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Appreciation Portfolio | Service Shares | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Appreciation Portfolio | Service Shares | Visa, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Appreciation Portfolio | Service Shares | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Appreciation Portfolio | Service Shares | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Appreciation Portfolio | Service Shares | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Appreciation Portfolio | Service Shares | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Appreciation Portfolio | Service Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Appreciation Portfolio | Service Shares | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Appreciation Portfolio | Service Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Appreciation Portfolio | Service Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Appreciation Portfolio | Service Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Appreciation Portfolio | Service Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Appreciation Portfolio | Service Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Appreciation Portfolio | Service Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Appreciation Portfolio | Service Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Appreciation Portfolio | Service Shares | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Appreciation Portfolio | Service Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Government Money Market Portfolio | Government Money Market Portfolio | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
Government Money Market Portfolio | Government Money Market Portfolio | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Government Money Market Portfolio | Government Money Market Portfolio | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Government Money Market Portfolio | Government Money Market Portfolio | U.S. Government Agencies Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Government Money Market Portfolio | Government Money Market Portfolio | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Government Money Market Portfolio | Government Money Market Portfolio | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Growth and Income Portfolio | Initial Shares | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Growth and Income Portfolio | Initial Shares | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Growth and Income Portfolio | Initial Shares | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Growth and Income Portfolio | Initial Shares | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Growth and Income Portfolio | Initial Shares | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Growth and Income Portfolio | Initial Shares | Alphabet, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Growth and Income Portfolio | Initial Shares | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Growth and Income Portfolio | Initial Shares | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Growth and Income Portfolio | Initial Shares | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Growth and Income Portfolio | Initial Shares | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Growth and Income Portfolio | Initial Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
Growth and Income Portfolio | Initial Shares | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Growth and Income Portfolio | Initial Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Growth and Income Portfolio | Initial Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Growth and Income Portfolio | Initial Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Growth and Income Portfolio | Initial Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Growth and Income Portfolio | Initial Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Growth and Income Portfolio | Initial Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Growth and Income Portfolio | Initial Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Growth and Income Portfolio | Initial Shares | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Growth and Income Portfolio | Initial Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Growth and Income Portfolio | Initial Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Growth and Income Portfolio | Initial Shares | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Growth and Income Portfolio | Service Shares | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Growth and Income Portfolio | Service Shares | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Growth and Income Portfolio | Service Shares | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Growth and Income Portfolio | Service Shares | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Growth and Income Portfolio | Service Shares | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Growth and Income Portfolio | Service Shares | Alphabet, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Growth and Income Portfolio | Service Shares | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Growth and Income Portfolio | Service Shares | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Growth and Income Portfolio | Service Shares | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Growth and Income Portfolio | Service Shares | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Growth and Income Portfolio | Service Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
Growth and Income Portfolio | Service Shares | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Growth and Income Portfolio | Service Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Growth and Income Portfolio | Service Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Growth and Income Portfolio | Service Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Growth and Income Portfolio | Service Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Growth and Income Portfolio | Service Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Growth and Income Portfolio | Service Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Growth and Income Portfolio | Service Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Growth and Income Portfolio | Service Shares | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Growth and Income Portfolio | Service Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Growth and Income Portfolio | Service Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Growth and Income Portfolio | Service Shares | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Opportunistic Small Cap Portfolio | Initial Shares | Alamos Gold, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Opportunistic Small Cap Portfolio | Initial Shares | Fluor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Opportunistic Small Cap Portfolio | Initial Shares | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Opportunistic Small Cap Portfolio | Initial Shares | The Baldwin Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Opportunistic Small Cap Portfolio | Initial Shares | JFrog Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Opportunistic Small Cap Portfolio | Initial Shares | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Opportunistic Small Cap Portfolio | Initial Shares | Essent Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Opportunistic Small Cap Portfolio | Initial Shares | SkyWest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Opportunistic Small Cap Portfolio | Initial Shares | First Bancorp/Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Opportunistic Small Cap Portfolio | Initial Shares | Viper Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Opportunistic Small Cap Portfolio | Initial Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
Opportunistic Small Cap Portfolio | Initial Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Opportunistic Small Cap Portfolio | Initial Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Opportunistic Small Cap Portfolio | Initial Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Opportunistic Small Cap Portfolio | Initial Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Opportunistic Small Cap Portfolio | Initial Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Opportunistic Small Cap Portfolio | Initial Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Opportunistic Small Cap Portfolio | Initial Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Opportunistic Small Cap Portfolio | Initial Shares | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Opportunistic Small Cap Portfolio | Initial Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Opportunistic Small Cap Portfolio | Initial Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Opportunistic Small Cap Portfolio | Initial Shares | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Opportunistic Small Cap Portfolio | Service Shares | Alamos Gold, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Opportunistic Small Cap Portfolio | Service Shares | Fluor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Opportunistic Small Cap Portfolio | Service Shares | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Opportunistic Small Cap Portfolio | Service Shares | The Baldwin Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Opportunistic Small Cap Portfolio | Service Shares | JFrog Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Opportunistic Small Cap Portfolio | Service Shares | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Opportunistic Small Cap Portfolio | Service Shares | Essent Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Opportunistic Small Cap Portfolio | Service Shares | SkyWest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Opportunistic Small Cap Portfolio | Service Shares | First Bancorp/Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Opportunistic Small Cap Portfolio | Service Shares | Viper Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Opportunistic Small Cap Portfolio | Service Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
Opportunistic Small Cap Portfolio | Service Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Opportunistic Small Cap Portfolio | Service Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Opportunistic Small Cap Portfolio | Service Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Opportunistic Small Cap Portfolio | Service Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Opportunistic Small Cap Portfolio | Service Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Opportunistic Small Cap Portfolio | Service Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Opportunistic Small Cap Portfolio | Service Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Opportunistic Small Cap Portfolio | Service Shares | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Opportunistic Small Cap Portfolio | Service Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Opportunistic Small Cap Portfolio | Service Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Opportunistic Small Cap Portfolio | Service Shares | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.80%